Voya Government Money Market Fund Investment Objectives and Goals - Voya Government Money Market Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.